Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member]
Income Tax Contingency [Line Items]
U.S. statutory federal income tax rate				35.00%
Pre-tax operating losses					$ 32,315,000	$ (13,194,000)	$ (60,858,000)
Net operating loss carry-forward carried forward to CBP					0			111,000,000
Valuation allowance recorded	0		0			43,780,000
Estimated effective tax rate		34.53%	38.00%		0.40%	2.67%	0.52%
Unfavorable discrete tax items recognized			100,000
Additional paid-in capital recognized	$ 1,000,000	$ (130,000,000)